Dec. 29, 2017

GOLDMAN SACHS TRUST

Goldman Sachs Growth Opportunities Fund

(the “Fund”)

Supplement dated February 14, 2018 to the Statutory

Prospectus (“Prospectus”) dated December 29, 2017, as supplemented to date

The Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Growth Opportunities Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None		0.25%
Other Expenses[3]	0.20%		0.45%		0.06%		0.31%		0.20%		0.20%		0.05%		0.20%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.20%		0.20%		0.06%		0.06%		0.20%		0.20%		0.05%		0.20%
Total Annual Fund Operating Expenses	1.35%		2.10%		0.96%		1.46%		1.10%		1.60%		0.95%		1.35%
Fee Waiver and Expense Limitation[4]	(0.06)%		(0.06)%		(0.01)%		(0.01)%		(0.06)%		(0.06)%		(0.01)%		(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.29%		2.04%		0.95%		1.45%		1.04%		1.54%		0.94%		1.29%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” for Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares of the Fund. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Growth Opportunities Fund—Summary—Expense Example” section of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$949	$1,243	$2,080
Class C Shares
– Assuming complete redemption at end of period	$307	$652	$1,123	$2,426
– Assuming no redemption	$207	$652	$1,123	$2,426
Institutional Shares	$97	$305	$530	$1,177
Service Shares	$148	$461	$796	$1,745
Investor Shares	$106	$344	$600	$1,335
Class R Shares	$157	$499	$865	$1,895
Class R6 Shares	$96	$302	$525	$1,165
Class T Shares	$378	$661	$965	$1,828